CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
General and administrative expenses	$ 1,039,142	$ 2,452,095
General and administrative expenses—related party	74,000	210,000
Loss from operations	(1,113,142)	(2,662,095)
Other income:
Income from investments held in Trust Account	12,561	2,936,654
Net income (loss)	$ (1,100,581)	$ 274,559
Class A ordinary shares
Other income:
Basic weighted average ordinary shares outstanding (in shares)	19,687,130	28,407,000
Diluted weighted average ordinary shares outstanding (in shares)	19,687,130	28,407,000
Earnings per share, Basic	$ (0.04)	$ 0.01
Earnings per share, Diluted	$ (0.04)	$ 0.01
Class B ordinary shares
Other income:
Basic weighted average ordinary shares outstanding (in shares)	6,683,149	6,875,000
Diluted weighted average ordinary shares outstanding (in shares)	6,683,149	6,875,000
Earnings per share, Basic	$ (0.04)	$ 0.01
Earnings per share, Diluted	$ (0.04)	$ 0.01